ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Communication Services - 9.5%
Advertising - 0.0% (a)
Omnicom Group, Inc.	2,291	$166,853

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	2,135	437,760
Take-Two Interactive Software, Inc. (b)	1,277	319,225
		756,985
Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	49,436	17,666,943
Alphabet, Inc. - Class C	39,821	14,069,954
Meta Platforms, Inc. - Class A	18,406	10,367,916
		42,104,813
Movies & Entertainment - 0.7%
Live Nation Entertainment, Inc. (b)	1,603	293,525
Netflix, Inc. (b)	37,032	2,644,085
Warner Bros Discovery, Inc. (b)	23,662	630,829
		3,568,439
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	3,992	669,578
Total Communication Services		47,266,668

Consumer Discretionary - 9.7%
Apparel Retail - 0.4%
Ross Stores, Inc.	2,879	612,795
TJX Cos., Inc.	9,370	1,419,555
		2,032,350
Apparel, Accessories & Luxury Goods - 0.0% (a)
Tapestry, Inc.	1,558	228,060

Automobile Manufacturers - 2.1%
Ford Motor Co.	30,954	430,261
General Motors Co.	7,636	588,583
Tesla, Inc. (b)	22,097	9,293,998
		10,312,842
Automotive Retail - 0.3%
AutoZone, Inc. (b)	132	421,864
Carvana Co. (b)	4,985	328,113
O'Reilly Automotive, Inc. (b)	7,540	694,358
		1,444,335
Broadline Retail - 4.1%
Amazon.com, Inc. (b)	83,243	19,840,137

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
eBay, Inc.	3,591	$401,294
		20,241,431
Consumer Electronics - 0.1%
Garmin Ltd.	1,691	401,680

Footwear - 0.1%
NIKE, Inc. - Class B	9,592	393,752

Home Improvement Retail - 0.8%
Home Depot, Inc.	8,234	2,903,967
Lowe's Cos., Inc.	4,577	1,009,183
		3,913,150
Homebuilding - 0.1%
DR Horton, Inc.	2,709	441,242
PulteGroup, Inc.	1,992	273,322
		714,564
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	1,201	279,953

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (b)	3,751	536,768
Booking Holdings, Inc.	6,671	1,189,039
Carnival Corp. Ltd.	8,766	250,445
Expedia Group, Inc.	1,028	263,045
Hilton Worldwide Holdings, Inc.	1,935	639,440
Marriott International, Inc. - Class A	1,983	734,880
Royal Caribbean Cruises Ltd.	1,853	588,383
		4,202,000
Other Specialty Retail - 0.0% (a)
Ulta Beauty, Inc. (b)	452	203,843

Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (b)	10,294	349,996
DoorDash, Inc. - Class A (b)	3,165	584,037
McDonald's Corp.	5,945	1,606,993
Starbucks Corp.	9,441	964,776
Yum! Brands, Inc.	2,157	344,818
		3,850,620
Total Consumer Discretionary		48,218,580

Consumer Staples - 4.5%
Agricultural Products & Services - 0.0% (a)
Archer-Daniels-Midland Co.	3,816	291,542

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	3,731	$3,490,239
Dollar Tree, Inc. (b)	1,893	228,958
Target Corp.	3,668	479,078
Walmart, Inc.	37,120	4,204,211
		8,402,486
Distillers & Vintners - 0.0% (a)
Constellation Brands, Inc. - Class A	1,469	204,323

Food Retail - 0.1%
Casey's General Stores, Inc.	355	282,151
Kroger Co.	4,527	251,384
		533,535
Household Products - 0.8%
Church & Dwight Co., Inc.	1,731	167,699
Colgate-Palmolive Co.	6,560	601,421
Kimberly-Clark Corp.	2,547	279,584
Procter & Gamble Co.	19,396	2,844,230
		3,892,934
Packaged Foods & Meats - 0.1%
Hershey Co.	1,104	193,697
Kraft Heinz Co.	6,195	146,326
		340,023
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	1,843	145,505
Kenvue, Inc.	15,109	288,733
		434,238
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	32,966	2,679,147
Monster Beverage Corp. (b)	5,797	557,207
PepsiCo, Inc.	11,487	1,555,340
		4,791,694
Tobacco - 0.7%
Altria Group, Inc.	15,018	1,080,545
Philip Morris International, Inc.	12,976	2,347,488
		3,428,033
Total Consumer Staples		22,318,808

Energy - 3.3%
Integrated Oil & Gas - 1.5%
Chevron Corp.	15,870	2,630,611
Exxon Mobil Corp.	35,237	4,817,603
Occidental Petroleum Corp.	5,716	277,626
		7,725,840

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	9,494	$526,917
Halliburton Co.	8,459	287,183
SLB Ltd.	12,417	577,266
		1,391,366
Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	10,295	1,070,268
Devon Energy Corp.	11,152	460,801
Diamondback Energy, Inc.	1,528	268,592
EOG Resources, Inc.	5,099	661,493
EQT Corp.	5,052	268,615
Expand Energy Corp.	1,716	156,482
Texas Pacific Land Corp.	427	186,872
		3,073,123
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	2,410	616,165
Phillips 66	3,309	559,387
Valero Energy Corp.	2,521	656,569
		1,832,121
Oil & Gas Storage & Transportation - 0.5%
Kinder Morgan, Inc.	15,889	507,971
ONEOK, Inc.	6,172	536,594
Targa Resources Corp.	2,097	562,290
Williams Cos., Inc.	10,034	745,927
		2,352,782
Total Energy		16,375,232

Financials - 11.3%
Asset Management & Custody Banks - 0.8%
Ameriprise Financial, Inc.	700	321,132
Ares Management Corp. - Class A	1,615	179,766
Bank of New York Mellon Corp.	6,198	896,293
Blackrock, Inc.	1,194	1,148,102
Blackstone, Inc.	6,123	720,493
KKR & Co., Inc.	5,049	463,397
Northern Trust Corp.	1,408	244,767
T Rowe Price Group, Inc.	2,336	265,580
		4,239,530
Consumer Finance - 0.2%
Capital One Financial Corp.	5,037	1,010,523
Synchrony Financial	3,147	239,329
		1,249,852
Diversified Banks - 2.9%
Bank of America Corp.	55,174	3,143,815

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Citigroup, Inc.	14,597	$2,042,996
JPMorgan Chase & Co.	22,103	7,234,975
KeyCorp	6,650	153,283
Wells Fargo & Co.	25,482	2,105,832
		14,680,901
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	3,688	436,327

Financial Exchanges & Data - 0.8%
Cboe Global Markets, Inc.	1,099	266,694
CME Group, Inc.	3,025	668,011
Coinbase Global, Inc. - Class A (b)	1,557	227,618
Intercontinental Exchange, Inc.	5,120	630,323
Moody's Corp.	1,358	615,065
MSCI, Inc.	584	327,063
Nasdaq, Inc.	3,592	283,122
S&P Global, Inc.	2,492	1,014,892
		4,032,788
Insurance Brokers - 0.4%
Aon PLC - Class A	1,904	631,538
Arthur J Gallagher & Co.	2,068	474,751
Marsh & McLennan Cos., Inc.	4,560	760,015
		1,866,304
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	13,541	1,249,428
Goldman Sachs Group, Inc.	2,313	2,339,299
Interactive Brokers Group, Inc. - Class A	3,132	272,609
Morgan Stanley	10,011	2,092,699
Robinhood Markets, Inc. - Class A (b)	5,885	590,148
		6,544,183
Life & Health Insurance - 0.3%
Aflac, Inc.	3,729	437,225
MetLife, Inc.	5,448	460,955
Principal Financial Group, Inc.	1,424	153,479
Prudential Financial, Inc.	2,698	291,195
		1,342,854
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	15,607	7,809,587

Property & Casualty Insurance - 0.7%
Allstate Corp.	2,113	502,767
American International Group, Inc.	5,137	382,860
Arch Capital Group Ltd. (b)	3,695	358,637
Chubb Ltd.	3,242	1,104,679

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Hartford Insurance Group, Inc.	2,857	$378,610
Loews Corp.	1,148	129,965
Travelers Cos., Inc.	1,748	577,050
		3,434,568
Regional Banks - 0.3%
Citizens Financial Group, Inc.	4,482	314,054
M&T Bank Corp.	1,158	275,616
Regions Financial Corp.	6,329	191,136
Truist Financial Corp.	10,397	517,978
		1,298,784
Transaction & Payment Processing Services - 1.9%
Block, Inc. (b)	3,314	251,864
Corpay, Inc. (b)	668	222,625
Fidelity National Information Services, Inc.	3,682	143,156
Fiserv, Inc. (b)	5,601	274,729
Mastercard, Inc. - Class A	6,747	3,465,259
PayPal Holdings, Inc.	7,495	323,634
Visa, Inc. - Class A	13,864	4,756,600
		9,437,867
Total Financials		56,373,545

Health Care - 8.8%
Biotechnology - 1.8%
AbbVie, Inc.	14,899	3,749,184
Amgen, Inc.	4,552	1,648,370
Biogen, Inc. (b)	1,490	321,929
Gilead Sciences, Inc.	10,129	1,279,698
Moderna, Inc. (b)	2,296	160,789
Regeneron Pharmaceuticals, Inc.	963	600,469
Vertex Pharmaceuticals, Inc. (b)	2,283	1,134,035
		8,894,474
Health Care Distributors - 0.3%
Cardinal Health, Inc.	1,873	444,950
Cencora, Inc.	1,663	470,596
McKesson Corp.	1,061	801,691
		1,717,237
Health Care Equipment - 0.8%
Becton Dickinson & Co.	2,243	339,433
Boston Scientific Corp. (b)	12,961	553,176
Dexcom, Inc. (b)	4,048	272,633
Edwards Lifesciences Corp. (b)	5,607	507,209
GE HealthCare Technologies, Inc.	4,712	301,615
IDEXX Laboratories, Inc. (b)	800	421,152
Intuitive Surgical, Inc. (b)	2,962	1,177,928

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
ResMed, Inc.	1,096	$213,589
STERIS PLC	706	148,662
		3,935,397
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	1,242	484,243

Health Care Services - 0.4%
Cigna Group	2,167	597,399
CVS Health Corp.	10,583	1,094,811
Labcorp Holdings, Inc.	608	170,240
		1,862,450
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (b)	1,468	260,526

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,827	375,511
Danaher Corp.	5,606	1,067,831
IQVIA Holdings, Inc. (b)	1,791	346,057
Mettler-Toledo International, Inc. (b)	208	265,722
Thermo Fisher Scientific, Inc.	3,156	1,582,292
Waters Corp. (b)	974	365,289
West Pharmaceutical Services, Inc.	689	247,351
		4,250,053
Managed Health Care - 0.9%
Centene Corp. (b)	4,596	295,017
Elevance Health, Inc.	1,832	708,490
Humana, Inc.	1,157	459,584
UnitedHealth Group, Inc.	7,729	3,212,404
		4,675,495
Pharmaceuticals - 3.5%
Eli Lilly & Co.	6,777	8,128,537
Johnson & Johnson	20,492	5,204,353
Merck & Co., Inc.	20,890	2,684,365
Pfizer, Inc.	47,368	1,140,621
Viatris, Inc.	8,361	132,773
Zoetis, Inc.	4,373	314,244
		17,604,893
Total Health Care		43,684,768

Industrials - 8.4%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (b)	814	456,337
Boeing Co. (b)	6,618	1,432,598
General Electric Co.	8,634	3,226,785

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Honeywell Aerospace, Inc. (b)	2,625	$580,225
Howmet Aerospace, Inc.	3,235	869,762
L3Harris Technologies, Inc.	1,470	427,167
Lockheed Martin Corp.	1,659	845,194
Northrop Grumman Corp.	1,075	547,508
RTX Corp.	11,119	2,109,608
TransDigm Group, Inc.	452	602,082
		11,097,266
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	875	164,797
Expeditors International of Washington, Inc.	975	158,906
United Parcel Service, Inc. - Class B	5,978	642,635
		966,338
Building Products - 0.5%
Carrier Global Corp.	7,732	567,142
Johnson Controls International PLC	5,317	776,867
Trane Technologies PLC	1,819	893,420
		2,237,429
Cargo Ground Transportation - 0.1%
Fedex Freight Holding Co., Inc. (b)	1,005	151,755
JB Hunt Transport Services, Inc.	668	193,339
Old Dominion Freight Line, Inc.	1,427	309,088
		654,182
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	263	521,253
EMCOR Group, Inc.	332	275,520
Quanta Services, Inc.	1,118	805,005
		1,601,778
Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	3,568	3,799,563
Cummins, Inc.	994	708,931
PACCAR, Inc.	4,952	594,834
Westinghouse Air Brake Technologies Corp.	1,633	440,257
		5,543,585
Diversified Support Services - 0.2%
Cintas Corp.	2,877	489,320
Copart, Inc. (b)	9,382	264,479
		753,799
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	1,829	442,508
Eaton Corp. PLC	2,918	1,243,418
Emerson Electric Co.	4,085	584,768
Hubbell, Inc.	387	202,479
Rockwell Automation, Inc.	892	441,611

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Vertiv Holdings Co. - Class A	2,978	$997,094
		3,911,878
Environmental & Facilities Services - 0.2%
Veralto Corp.	2,509	222,498
Waste Management, Inc.	3,012	671,315
		893,813
Heavy Electrical Equipment - 0.5%
GE Vernova, Inc.	2,054	2,413,162

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	3,329	745,530
Paychex, Inc.	3,371	331,470
		1,077,000
Industrial Conglomerates - 0.3%
3M Co.	4,227	684,394
Honeywell International, Inc.	2,625	587,625
		1,272,019
Industrial Machinery & Supplies & Components - 0.5%
Dover Corp.	1,385	310,628
Fortive Corp.	3,458	211,249
Ingersoll Rand, Inc.	3,732	305,987
Otis Worldwide Corp.	2,887	206,709
Parker-Hannifin Corp.	1,025	1,002,573
Snap-on, Inc.	371	149,290
Xylem, Inc.	1,847	218,334
		2,404,770
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	4,739	443,855
Southwest Airlines Co.	3,081	158,425
United Airlines Holdings, Inc. (b)	2,063	280,547
		882,827
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (b)	17,093	1,233,431

Rail Transportation - 0.5%
CSX Corp.	15,424	733,103
Norfolk Southern Corp.	1,821	572,868
Union Pacific Corp.	4,956	1,348,032
		2,654,003
Research & Consulting Services - 0.1%
Equifax, Inc.	847	134,436
Verisk Analytics, Inc.	1,402	251,701
		386,137

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 0.3%
Fastenal Co.	11,332	$544,276
United Rentals, Inc.	519	587,970
WW Grainger, Inc.	357	485,663
		1,617,909
Total Industrials		41,601,326

Information Technology - 39.1% (c)
Application Software - 1.6%
Adobe, Inc. (b)	3,792	777,436
AppLovin Corp. - Class A (b)	2,055	1,058,798
Autodesk, Inc. (b)	1,901	369,592
Cadence Design Systems, Inc. (b)	2,059	772,784
Datadog, Inc. - Class A (b)	2,704	704,013
Fair Isaac Corp. (b)	243	290,332
Palantir Technologies, Inc. - Class A (b)	17,380	2,027,725
Salesforce, Inc.	8,383	1,313,281
Synopsys, Inc. (b)	1,433	639,218
Workday, Inc. - Class A (b)	2,365	289,523
		8,242,702
Communications Equipment - 1.3%
Arista Networks, Inc. (b)	7,840	1,331,859
Ciena Corp. (b)	1,103	541,088
Cisco Systems, Inc.	33,657	3,953,351
F5, Inc. (b)	522	217,131
Lumentum Holdings, Inc. (b)	571	489,952
		6,533,381
Electronic Components - 0.8%
Amphenol Corp. - Class A	9,267	1,633,958
Coherent Corp. (b)	1,490	587,760
Corning, Inc.	6,209	1,585,965
		3,807,683
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (b)	1,413	494,649
Teledyne Technologies, Inc. (b)	471	314,110
		808,759
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	696	268,294
TE Connectivity PLC	2,122	427,817
		696,111
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (b)	1,447	171,050
VeriSign, Inc.	564	141,880
		312,930

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	3,514	$136,097
International Business Machines Corp.	7,816	2,197,938
		2,334,035
Semiconductor Materials & Equipment - 2.6%
Applied Materials, Inc.	6,250	4,518,750
KLA Corp.	10,791	3,255,753
Lam Research Corp.	10,048	4,354,100
Qnity Electronics, Inc.	1,520	248,231
Teradyne, Inc.	1,204	582,543
		12,959,377
Semiconductors - 16.8%
Advanced Micro Devices, Inc. (b)	13,488	7,835,314
Analog Devices, Inc.	4,381	1,740,002
Broadcom, Inc.	38,104	14,393,786
First Solar, Inc. (b)	1,097	258,848
Intel Corp. (b)	39,250	5,480,478
Microchip Technology, Inc.	4,074	371,549
Micron Technology, Inc.	9,210	10,631,011
Monolithic Power Systems, Inc.	395	546,032
NVIDIA Corp.	191,527	38,322,637
ON Semiconductor Corp. (b)	3,009	284,471
QUALCOMM, Inc.	8,347	1,542,442
Texas Instruments, Inc.	7,849	2,339,551
		83,746,121
Systems Software - 6.4%
Crowdstrike Holdings, Inc. - Class A (b)	2,271	1,733,091
Fortinet, Inc. (b)	5,293	813,111
Microsoft Corp.	64,241	23,963,178
Oracle Corp.	13,206	1,935,339
Palo Alto Networks, Inc. (b)	6,907	2,355,425
ServiceNow, Inc. (b)	9,345	927,771
		31,727,915
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	123,992	35,878,325
Dell Technologies, Inc. - Class C	2,215	955,684
Hewlett Packard Enterprise Co.	9,771	440,770
HP, Inc.	6,290	138,002
Sandisk Corp. (b)	1,189	2,703,465
Seagate Technology Holdings PLC	1,632	1,574,880
Western Digital Corp.	2,464	1,573,806
		43,264,932
Total Information Technology		194,433,946

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Materials - 1.7%
Commodity Chemicals - 0.0% (a)
Dow, Inc.	5,330	$145,829

Construction Materials - 0.2%
CRH PLC	5,305	567,635
Martin Marietta Materials, Inc.	458	264,129
Vulcan Materials Co.	1,009	297,665
		1,129,429
Copper - 0.1%
Freeport-McMoRan, Inc.	10,659	670,344

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	6,369	539,391

Gold Mining - 0.2%
Newmont Corp.	7,937	741,316

Industrial Gases - 0.4%
Linde PLC	3,958	2,053,964

Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	3,261	141,364
International Paper Co.	3,768	143,561
Packaging Corp. of America	896	213,499
Smurfit Westrock PLC	3,891	179,998
		678,422
Specialty Chemicals - 0.3%
Albemarle Corp.	874	118,016
DuPont de Nemours, Inc.	980	132,882
Ecolab, Inc.	2,036	567,250
PPG Industries, Inc.	1,629	197,582
Sherwin-Williams Co.	1,866	642,501
		1,658,231
Steel - 0.2%
Nucor Corp.	2,164	482,031
Steel Dynamics, Inc.	1,318	302,428
		784,459
Total Materials		8,401,385

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	2,704	364,202

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Utilities - 2.1%
Electric Utilities - 1.5%
Alliant Energy Corp.	1,698	$129,541
American Electric Power Co., Inc.	4,392	600,870
Constellation Energy Corp.	2,657	659,919
Duke Energy Corp.	6,387	808,467
Entergy Corp.	4,427	508,485
Evergy, Inc.	1,638	141,572
Eversource Energy	2,779	200,838
Exelon Corp.	8,070	376,223
FirstEnergy Corp.	5,324	253,103
NextEra Energy, Inc.	17,434	1,530,182
NRG Energy, Inc.	1,501	219,236
PG&E Corp.	21,416	360,217
PPL Corp.	5,517	200,543
Southern Co.	9,054	866,558
Xcel Energy, Inc.	5,855	470,157
		7,325,911
Gas Utilities - 0.0% (a)
Atmos Energy Corp.	1,251	215,510

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	2,203	349,462

Multi-Utilities - 0.4%
Ameren Corp.	2,075	234,558
CenterPoint Energy, Inc.	4,897	215,664
CMS Energy Corp.	2,180	166,770
Consolidated Edison, Inc.	2,810	310,870
Dominion Energy, Inc.	6,858	468,333
NiSource, Inc.	4,933	234,564
Public Service Enterprise Group, Inc.	3,888	315,550
WEC Energy Group, Inc.	2,530	295,428
		2,241,737
Water Utilities - 0.1%
American Water Works Co., Inc.	2,044	268,949
Total Utilities		10,401,569
TOTAL COMMON STOCKS (Cost $292,441,316)		489,440,029

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Real Estate - 1.4%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	2,525	453,439

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Equinix, Inc.	790	$823,488
		1,276,927
Health Care REITs - 0.3%
Welltower, Inc.	5,811	1,318,923

Industrial REITs - 0.2%
Prologis, Inc.	8,275	1,121,014

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	2,902	366,552

Retail REITs - 0.1%
Simon Property Group, Inc.	2,651	592,896

Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	2,180	316,754
Public Storage	1,570	499,747
		816,501
Telecom Tower REITs - 0.2%
American Tower Corp.	3,879	634,488
Crown Castle, Inc.	4,251	321,928
SBA Communications Corp.	773	136,404
		1,092,820
Timber REITs - 0.0% (a)
Weyerhaeuser Co.	7,408	177,347
Total Real Estate		6,762,980
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,256,520)		6,762,980

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57% (d)	718,633	718,633
TOTAL MONEY MARKET FUNDS (Cost $718,633)		718,633

TOTAL INVESTMENTS - 100.0% (Cost $299,416,469)		$496,921,642
Other Assets in Excess of Liabilities - 0.0% (a)		111,213
TOTAL NET ASSETS - 100.0%		$497,032,855

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT US EQUITY 2 ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)
Alpha Architect US Equity 2 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$489,440,029	$—	$—	$489,440,029
Real Estate Investment Trusts	6,762,980	—	—	6,762,980
Money Market Funds	718,633	—	—	718,633
Total Investments	$496,921,642	$—	$—	$496,921,642
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
Transactions With Affiliates

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2026:

	Alpha Architect International Quantitative Momentum ETF (c)	Alpha Architect International Quantitative Value ETF (c)	Alpha Architect US Quantitative Momentum ETF (c)	Alpha Architect US Quantitative Value ETF (c)	Cambria Tax Aware ETF (c)	EA Bridgeway Omni Small-Cap Value ETF (c)	Sparkline Intangible Value ETF (c)	Total
Value as of December 9, 2025 (a)(b)	$68,060	$63,283	$101,602	$82,868	$6,558,157	$344,214	$119,888	$7,338,072
Additions	13,010	20,423	21,949	16,109	2,198,727	118,716	35,669	2,424,603
Reductions	(87,814)	(88,434)	(130,711)	(105,206)	(8,951,349)	(488,512)	(160,983)	(10,013,009)
Realized Gain (Loss)	22,626	17,916	11,389	12,777	4,177,469	219,153	35,381	4,496,711
Net Change in Unrealized Appreciation (Depreciation)	(15,882)	(13,188)	(4,229)	(6,548)	(3,983,004)	(193,571)	(29,955)	(4,246,377)
Value as of June 30, 2026	$—	$—	$—	$—	$—	$—	$—	$—

ALPHA ARCHITECT US EQUITY 2 ETF

	Alpha Architect International Quantitative Momentum ETF (c)	Alpha Architect International Quantitative Value ETF (c)	Alpha Architect US Quantitative Momentum ETF (c)	Alpha Architect US Quantitative Value ETF (c)	Cambria Tax Aware ETF (c)	EA Bridgeway Omni Small-Cap Value ETF (c)	Sparkline Intangible Value ETF (c)	Total
Dividend / Interest Income	$1,730	$614	$547	$418	$22,472	$5,131	$324	$31,236
Capital Gain Distributions from Underlying Funds	$—	$—	$—	$—	$—	$—	$—	$—

Shares as of June 30, 2026	—	—	—	—	—	—	—	—
(a) Inception date of Fund.
(b) Market value and shares of securities received as a result of an in-kind contribution.
(c) Affiliated security was held during the period but is no longer held as of June 30, 2026.